Note 21 - Selected Quarterly Financial Data (Unaudited) - Selected Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Total income	$ 12,810	$ 13,447	$ 12,936	$ 13,142	$ 12,967	$ 13,507	$ 13,155	$ 13,009	$ 52,335	$ 52,638
Interest expense	820	952	1,049	1,244	1,696	2,148	2,430	2,976	4,065	9,250
Net interest income	11,990	12,495	11,887	11,898	11,271	11,359	10,725	10,033	48,270	43,388
Provision for Loan and Lease Losses, Total	(200)	0	200	700	2,100	4,000	1,000	2,740	700	9,840
Net interest income after provision for loan losses	12,190	12,495	11,687	11,198	9,171	7,359	9,725	7,293	47,570	33,548
Total noninterest income	1,535	1,821	1,632	2,218	1,610	1,811	1,495	1,074	7,206	5,990
Total noninterest expense	7,861	7,938	7,926	8,353	7,825	7,022	7,689	7,252	32,078	29,788
Income before income tax benefit	5,864	6,378	5,393	5,063	2,956	2,148	3,531	1,115
Income tax benefit	1,027	1,174	968	896	467	295	565	74	4,065	1,401
NET INCOME	$ 4,837	$ 5,204	$ 4,425	$ 4,167	$ 2,489	$ 1,853	$ 2,966	$ 1,041	$ 18,633	$ 8,349
Net income, basic (in dollars per share)	$ 0.81	$ 0.85	$ 0.70	$ 0.65	$ 0.39	$ 0.29	$ 0.47	$ 0.16	$ 3.01	$ 1.31
Net income, diluted (in dollars per share)	$ 0.81	$ 0.85	$ 0.70	$ 0.65	$ 0.39	$ 0.29	$ 0.46	$ 0.16	$ 3.00	$ 1.30
Weighted-average common shares and common stock equivalents used to calculate basic earnings per share (in shares)	5,951,838	6,136,648	6,297,071	6,364,132	6,378,706	6,376,291	6,369,467	6,417,109	6,186,666	6,385,350
Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share (in shares)	5,975,333	6,157,181	6,312,230	6,378,493	6,397,681	6,385,765	6,388,118	6,429,443	6,211,076	6,404,524